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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21241
                 ----------------------------------------------

                              RMR REAL ESTATE FUND
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                400 CENTRE STREET
                           NEWTON, MASSACHUSETTS 02458
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service of                 Copy to:
              Process)

      Thomas M. O'Brien, President                     Thomas Perugini
         RMR Real Estate Fund                State Street Bank and Trust Company
           400 Centre Street                    One Federal Street, 8th Floor
      Newton, Massachusetts 02458                Boston, Massachusetts 02110

                                                      Thomas Reyes, Esq.
                                             State Street Bank and Trust Company
                                                 One Federal Street, 9th Floor
                                                  Boston, Massachusetts 02110


Registrant's telephone number, including area code:  (617) 332-9530
                                                     --------------

Date of fiscal year end:  December 31
Date of reporting period:  March 31, 2005



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ITEM 1.  SCHEDULE OF INVESTMENTS.


RMR REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS  -  March 31, 2005 (unaudited)

---------------------------------------------------------------------------------------------------------------
COMPANY                                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS  - 111.0%
REAL ESTATE INVESTMENT TRUSTS  - 109.5%
  APARTMENTS  - 24.9%
    AMLI Residential Properties Trust                                              106,700  $       2,922,513
    Apartment Investment & Management Co.                                          149,100          5,546,520
    BNP Residential Properties, Inc.                                               200,000          3,200,000
    Cornerstone Realty Income Trust, Inc.                                          150,000          1,488,000
    Home Properties, Inc.                                                          121,200          4,702,560
    Post Properties, Inc.                                                          129,000          4,004,160
    United Dominion Realty Trust, Inc.                                             159,600          3,330,852
                                                                                               ----------------
                                                                                                   25,194,605
---------------------------------------------------------------------------------------------------------------
  DIVERSIFIED  - 23.6%
    Bedford Property Investors, Inc.                                               150,000          3,274,500
    Colonial Properties Trust                                                      125,000          4,801,250
    Commercial Net Lease Realty                                                    289,600          5,343,120
    Crescent Real Estate Equities Co.                                              324,000          5,294,160
    Lexington Corporate Properties Trust                                           200,000          4,388,000
    Liberty Property Trust                                                          20,000            781,000
                                                                                               ----------------
                                                                                                   23,882,030
---------------------------------------------------------------------------------------------------------------
  HEALTH CARE  - 10.7%
    Health Care REIT, Inc.                                                         150,000          4,800,000
    Healthcare Realty Trust, Inc.                                                   26,000            947,440
    Nationwide Health Properties, Inc.                                             250,000          5,052,500
                                                                                               ----------------
                                                                                                   10,799,940
---------------------------------------------------------------------------------------------------------------
  HOSPITALITY  - 0.5%
    Eagle Hospitality Properties Trust, Inc.                                        60,000            538,200
---------------------------------------------------------------------------------------------------------------
  INDUSTRIAL  - 6.2%
    First Industrial Realty Trust, Inc.                                            165,000          6,241,950
---------------------------------------------------------------------------------------------------------------
  OFFICE  - 22.3%
    Arden Realty, Inc.                                                             114,600          3,879,210
    CarrAmerica Realty Corp.                                                        10,000            315,500
    Equity Office Properties Trust                                                 250,000          7,532,500
    Glenborough Realty Trust, Inc.                                                 285,000          5,449,200
    Highwoods Properties, Inc.                                                      85,000          2,279,700
    Maguire Properties, Inc.                                                       100,000          2,388,000
    Reckson Associates Realty Corp.                                                 21,000            644,700
                                                                                               ----------------
                                                                                                   22,488,810
---------------------------------------------------------------------------------------------------------------
  RETAIL  - 13.4%
    Glimcher Realty Trust                                                           75,000          1,777,500
    Heritage Property Investment Trust                                             200,000          5,936,000
    New Plan Excel Realty Trust                                                    156,200          3,922,182
    The Mills Corp.                                                                 35,000          1,851,500
                                                                                               ----------------
                                                                                                   13,487,182
---------------------------------------------------------------------------------------------------------------
  SPECIALTY  - 5.0%
    Getty Realty Corp.                                                              28,600            730,730
    Trustreet Properties, Inc.                                                     280,000          4,309,200
                                                                                               ----------------
                                                                                                    5,039,930
---------------------------------------------------------------------------------------------------------------
  STORAGE  - 2.9%
    Sovran Self Storage, Inc.                                                       70,000          2,774,100
    U-Store-It Trust                                                                10,000            174,000
                                                                                               ----------------
                                                                                                    2,948,100
---------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS  - 1.5%
  TELECOMMUNICATIONS  - 1.5%
    PanAmSat Holding Corp.                                                          88,000          1,496,000
---------------------------------------------------------------------------------------------------------------
Total Common Stocks  (Cost $109,213,253)                                                          112,116,747
===============================================================================================================


See previously submitted notes to financial statements for the year ended December 31, 2004, and notes to portfolio of investments.

RMR REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS  -  continued


COMPANY                                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS  - 37.2%
REAL ESTATE INVESTMENT TRUSTS  - 37.2%
  APARTMENTS  - 2.0%
    Apartment Investment & Research Management Co., Series G                        20,000  $         532,000
    Apartment Investment & Research Management Co., Series T                        60,000          1,482,600
                                                                                               ----------------
                                                                                                    2,014,600
---------------------------------------------------------------------------------------------------------------
  HEALTH CARE  - 8.2%
    LTC Properties, Inc., Series F                                                 160,000          4,116,800
    OMEGA Healthcare Investors Inc., Series D                                      160,000          4,160,000
                                                                                               ----------------
                                                                                                    8,276,800
---------------------------------------------------------------------------------------------------------------
  HOSPITALITY  - 13.7%
    Ashford Hospitality Trust                                                      107,900          2,857,192
    Equity Inns, Inc., Series B                                                     34,000            874,820
    FelCor Lodging Trust, Inc., Series A                                            83,000          2,053,420
    FelCor Lodging Trust, Inc., Series B                                            15,062            387,094
    FelCor Lodging Trust, Inc., Series C                                            29,200            686,200
    Innkeepers USA Trust, Series C                                                 120,000          3,012,000
    Winston Hotels, Inc., Series B                                                 160,000          3,984,000
                                                                                               ----------------
                                                                                                   13,854,726
---------------------------------------------------------------------------------------------------------------
  MANUFACTURED HOMES  - 7.0%
    Affordable Residential Communities, Series A                                   280,000          7,028,000
---------------------------------------------------------------------------------------------------------------
  OFFICE  - 0.7%
    Kilroy Realty Corp., Series F                                                   30,000            744,000
---------------------------------------------------------------------------------------------------------------
  RETAIL  - 2.5%
    CBL & Associates Properties, Inc., Series B                                     20,000          1,073,200
    Glimcher Realty Trust, Series G                                                 50,000          1,255,000
    The Mills Corp., Series E                                                        7,100            185,452
                                                                                               ----------------
                                                                                                    2,513,652
---------------------------------------------------------------------------------------------------------------
  SPECIALTY  - 3.1%
    RAIT Investment Trust, Series A                                                125,000          3,125,000
---------------------------------------------------------------------------------------------------------------
Total Preferred Stocks  (Cost $36,643,415)                                                         37,556,778
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  - 0.9%
  OTHER INVESTMENT COMPANIES  - 0.9%
    SSgA Money Market Fund, 2.42% (a) (Cost $915,292)                              915,292            915,292
---------------------------------------------------------------------------------------------------------------
Total Investments  - 149.1% (b) (Cost $146,771,960)                                               150,588,817
---------------------------------------------------------------------------------------------------------------
Other assets less liabilities  - 0.4%                                                                 401,987
Preferred Shares, at liquidation preference  - (49.5)%                                           (50,000,000)
---------------------------------------------------------------------------------------------------------------
Net Assets applicable to common shareholders  - 100%                                        $     100,990,804
---------------------------------------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS

(a)   Rate reflects 7 day yield as of March 31, 2005.
(b) Although subject to adjustments, principally due to the extent of distributions characterized by the issuers of the Fund's investments as return of capital during 2005, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund's investments for federal income tax purposes, as of
       March 31, 2005, are as follows:

             Cost                                                                            $    146,771,960
                                                                                                  ===========

             Gross unrealized appreciation                                                   $      6,460,816
             Gross unrealized depreciation                                                        (2,643,959)
                                                                                                  -----------
             Net unrealized appreciation                                                     $      3,816,857
                                                                                                  ===========
-------------------------------------------------------------------------------------------------------------

See previously submitted notes to financial statements for the year ended December 31, 2004, and notes to portfolio of investments.


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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE FUND

By:      /s/ Thomas M. O'Brien
         ---------------------------
         Thomas M. O'Brien
         President

Date:    May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. O'Brien
         ---------------------------
         Thomas M. O'Brien
         President

Date:    May 26, 2005




By:      /s/ Mark L. Kleifges
         ---------------------------
         Mark L. Kleifges
         Treasurer

Date:    May 26, 2005